Annual Operating Expenses {- Fidelity SAI Japan Stock Index Fund} - 10.31 Fidelity SAI International Small Cap/Japan Stock Index Funds Combo PRO-04 - Fidelity SAI Japan Stock Index Fund - Fidelity SAI Japan Stock Index Fund
Dec. 30, 2022
Operating Expenses:
Management fee	0.10%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.11%